UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-03074

                         Northeast Investors Growth Fund
               (Exact name of registrant as specified in charter)

                                100 High Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 Robert M. Kane
                                 100 High Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 617-523-3588

                   Date of fiscal year end: December 31, 2011

                  Date of reporting period: December 31, 2011



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Reports to Stockholders.

                                      LOGO

                                 A NO-LOAD FUND

                                  ANNUAL REPORT
                      -------------------------------------
                               FOR THE YEAR ENDED
                      -------------------------------------
                                DECEMBER 31, 2011
                      -------------------------------------

                                TABLE OF CONTENTS




Letter to Shareholders..........................    2

Fund Performance................................    4

Schedule of Investments.........................    9

Financial Statements............................   11

Notes to the Financial Statements...............   15

Report of Independent Registered Public

  Accounting Firm...............................   20

Trustees & Officers.............................   21


 DEAR FELLOW SHAREHOLDERS:

     It was another volatile year in the equity markets in 2011 as dramatic news, both at home and abroad, rocked the markets. Looking across the globe, most major equity indices ended the year in negative territory, with the exception of the Dow Jones Industrial Average and the S&P 500 Index. Northeast Investors Growth Fund did not fare as well as our benchmark, the S&P 500 Index, as we ended 2011 with a total return of -7.84% vs. the Index(1) +2.09%. We are not pleased with the performance of our Fund. Yet, as mentioned in June, we believe over the longer-term, the investments we hold in well-run, industry leading companies, exhibiting solid growth, will prove to be rewarding for our shareholders.

     Much of our underperformance can be explained by our sector allocations. We began the year by positioning the Fund to benefit from an economic recovery reignited at the end of 2010 with the Fed's quantitative easing and Congress' favorable payroll tax reduction. We focused our investments more heavily in the growth oriented, cyclical areas-Industrials, Technology, Energy and Financials-and had little to no exposure to the defensive areas such as Utilities and Consumer Staples. Our thesis was, and still is, that companies like Exxon, Schlumberger, Deere, Emerson, Ford Motor Co, Citigroup, Goldman Sachs Group, Apple and T. Rowe Price would benefit from the slowly recovering U.S. and world economy. For the first quarter of 2011, this theme appeared intact as the Energy and Industrial sectors led the market. During the second quarter, market leadership changed and cyclical sectors began to falter and trailed the market for the quarter. Investor anxiety increased as the third quarter progressed. The U.S. economy was stalling and fear of a second recession increased. Add to this the emergence of a slowdown in the growth rate in China and other emerging economies, concerns about a European sovereign debt crisis, the potential breakdown of the European Union, a showdown in the U.S. Congress about raising the debt ceiling and a downgrade of the U.S. credit rating by the S&P rating agency and one can understand why people abandoned the risk markets and fled to the safety of super safe investments like cash and U.S. Treasuries.

     Given our cyclical bias, the extreme fear in the market place was detrimental to many investments held in our portfolio. One of our biggest individual drags on performance was Ford. Consumers concerned about the economy would be less confident and less willing to purchase new automobiles. Though the automaker has made decent strides in repaying its debt, and the revamped product line is attractive, a car is still an expensive item. Additionally, with the largest markets- the U.S. and Europe- slowing down, there were concerns that sales would disappoint in the near term. Eventually we believe Ford will be well positioned for recovery in its share price. But, it would not be in 2011 as it is too dependent on a confident and employed consumer base.

     As a group, our investments in the Financials detracted from performance. The Financial sector was the worst performing sector in the S&P 500 Index, down over 18%. The banking sector was particularly hard hit. Though we stepped to the sidelines in some of the companies we held at the beginning of the year-Citigroup Inc., Goldman Sachs Group, JP Morgan- it was not before performance was impacted on the downside. Though we remain cautious with our investments in the banking and financial services sector, we recognize that despite the headline disdain for these organizations, they provide a crucial

----------
     (1) The Standard & Poor's 500 Index is an unmanaged index and does not reflect charges, expenses or taxes. It is not possible to invest directly in this index.

service to our free-market society. There will be a time when financial organizations have resolved many of the issues clouding their recovery, and it is better for the Fund to be invested in these names before the clouds clear to benefit from their recovery.

     The Fund did have some good performing names in the portfolio- McDonalds was up over 30% for the year, and IBM, VF Corp, Apple Inc., and Pfizer were all up about 25%. Though these investments span various sectors- Consumer Discretionary, Technology and Health Care- they share a common thread. They are well-run, U.S. companies with differentiated products that consumers will seek in the U.S. and the world markets. These are names in which we feel confident, and though many dipped somewhat during the summer doldrums, as the market regained its balance, they did as well. We have been thankful to have these well-managed, well-run companies, and will continue to add names that share these qualities to our holdings.

     The markets and the Fund did have a decent recovery as the year ended. The Federal Reserve made two significant announcements: they would work to keep interest rates low for at least the next two years; and they would purchase long dated securities so to push down intermediate and long-term interest rates in an effort to aid borrowers. There was further positive news as the year came to a close: U.S. unemployment level fell to 8.5%, the lowest level we have seen since early 2009, consumer confidence levels improved from the low levels reached during the summer crisis period and maybe most importantly, Europe seemed to retreat from a teetering point, and institute some changes that would allow them a little more time to work through their woes.

     We manage the Fund as a long-term investor in high quality investments rather than a short-term trader trying to predict the next news headline. Thus, there naturally may be times when we cannot shift our portfolio to perfectly align with the market's movement between a "risk on" and "risk off" world. In these instances, we may underperform the market. We would characterize 2011 as "one of these times" and we look forward to a better 2012.

     We welcome and encourage you to contact us with any questions, concerns or comments. Please call us directly or visit our website at www.northeastinvest.com where you can view the Fund's closing price, portfolio composition, and historical performance. If you follow your investments on-line, the ticker symbol for the Fund is NTHFX. Our lines of communication are always open to our most important partners, our fellow shareholders. We continue to appreciate your support.


/s/ William A. Oates, Jr.              /s/ John F. Francini

William A. Oates, Jr.                  John F. Francini

/s/ Nancy M. Mulligan

Nancy M. Mulligan

February 2012

 AVERAGE ANNUAL TOTAL RETURN


One year ended December 31, 2011....................  -7.84%
Five years ended December 31, 2011..................  -1.64%
Ten years ended December 31, 2011...................   1.90%



 PERFORMANCE GRAPH (UNAUDITED)
 (TEN YEARS)

The following graph compares the cumulative total shareholder return on the Northeast Investors Growth Fund shares over the ten preceding years to the cumulative total share return on the Standard & Poor's 500 Index. Assuming an investment of $10,000 in both at their closing prices on December 31, 2001 and reinvestment of dividends and capital gains. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Keep in mind that past performance does not guarantee future returns, and an investment in the Fund is not guaranteed. For management's discussion of the Growth Fund's 2011 performance, including strategies and market conditions which influenced such performance, see the President's letter to shareholders.

[NORTHEAST INVESTORS TEN-YEAR PERFORMANCE GRAPH]



                     2002      2003      2004      2005      2006      2007     2008      2009      2010      2011
NORTHEAST
INVESTORS
GROWTH              $7,733   $ 9,928   $10,778   $12,005   $13,114   $14,937   $8,722   $11,255   $13,099   $12,072
FUND

STANDARD
& POOR'S            $7,790   $10,024   $11,115   $11,661   $13,502   $14,242   $8,972   $11,347   $13,057   $13,333
500 INDEX

 RETURNS AND PER SHARE DATA


                                                        YEAR ENDED DECEMBER 31,

                        2002      2003     2004     2005     2006     2007     2008      2009     2010     2011
                       ------    -----    -----    -----    -----    -----    ------    -----    -----    -----
Net Asset Value         11.91    15.26    16.52    18.40    20.10    20.19     11.74    15.15    17.60    16.22
                       ----------------------------------------------------------------------------------------
Income Dividend          0.02     0.03     0.05     0.00     0.00     0.04      0.05     0.00     0.03     0.00
                       ----------------------------------------------------------------------------------------
Capital Gains Dist.      0.00     0.00     0.00     0.00     0.00     2.60      0.00     0.00     0.00     0.00
                       ----------------------------------------------------------------------------------------
NEIG Return(%)         -22.67    28.39     8.56    11.38     9.24    13.90    -41.61    29.05    16.38    -7.84
                       ----------------------------------------------------------------------------------------
S&P 500 Return(%)      -22.10    28.68    10.88     4.91    15.79     5.48    -37.00    26.47    15.07     2.11
                       ----------------------------------------------------------------------------------------




                               [RETURNS BAR GRAPH]

     QUARTERLY PORTFOLIO HOLDINGS: Each fiscal quarter-end the Fund is required to file a complete schedule of investments with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semi-annual and annual reports to shareholders. For the first and third quarters, the Fund files the schedules of portfolio holdings with the SEC on Form N-Q. The Fund makes the information on Form N-Q available on its website at www.northeastinvest.com or upon request.

     Shareholders may also access and review information and reports of the Fund, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Fund are available on the SEC's internet site at http://www.sec.gov and copies may be obtained for a duplicating fee by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Fund's reference number as a registrant under the Investment Company Act of 1940 is 811-3074

 ABOUT YOUR FUND'S EXPENSES


                        Annualized   Beginning Account Value  Ending Account Value  Expenses Paid During Period
                      Expense Ratio         6/30/2011              12/31/2011          6/30/2011 - 12/31/2011
                      -----------------------------------------------------------------------------------------
Actual Return
  -8.10%                  1.40%             $1,000.00               $  918.98                  $6.45
Hypothetical (5%
  return per year
  before expenses)        1.40%             $1,000.00               $1,018.06                  $7.15



EXAMPLE:

     As a shareholder of the Fund, you incur ongoing costs, including management fees, and other fund expenses. This example is intended to help you understand these expenses of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, 6/30/2011 - 12/31/2011.

ACTUAL EXPENSES:

     The first line of the table above provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on you account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:

     The second line of the table above provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

 TEN LARGEST INVESTMENT HOLDINGS
DECEMBER 31, 2011
--------------------------------------------------------------------------------

                                                 Market   Percent of
                                                  Value   Net Assets
--------------------------------------------------------------------
     Apple, Inc. ..........................  $4,475,250        5.87%
     Google, Inc., Class A.................   3,255,336        4.27%
     International Business Machines
       Corp................................   3,015,632        3.96%
     Schlumberger Ltd. ....................   2,752,893        3.61%
     McDonald's Corp. .....................   2,628,646        3.45%
     Qualcomm, Inc. .......................   2,499,790        3.28%
     American Tower Corp. .................   2,486,274        3.26%
     Exxon Mobil Corp. ....................   2,439,562        3.20%
     Pfizer, Inc. .........................   2,402,040        3.15%
     Wells Fargo & Co. ....................   2,287,480        3.00%



 SUMMARY OF SECTOR WEIGHTINGS AS A PERCENTAGE OF NET ASSETS
DECEMBER 31, 2011
--------------------------------------------------------------------------------

Major Sectors                       Market     Northeast Investors   S&P 500
-------------                       Value          Growth Fund        Index
----------------------------------------------------------------------------
Consumer Discretionary.........  $10,508,898          13.79%          10.67%
Consumer Staples...............  $ 9,365,377          12.29%          11.54%
Energy.........................  $10,949,602          14.37%          12.27%
Financials.....................  $ 7,155,800           9.39%          13.43%
Health Care....................  $ 9,892,705          12.99%          11.85%
Industrials....................  $ 8,166,835          10.72%          10.69%
Information Technology.........  $17,357,133          22.78%          19.02%
Materials......................  $ 1,098,720           1.44%           3.50%
Telecommunication Services.....  $ 2,486,274           3.27%           3.17%
Utilities......................  $        --           0.00%           3.86%
Cash, other assets and
  liabilities..................  $  (790,659)         (1.04%)          0.00%
                                                     -------         -------
                                                     100.00%         100.00%
                                                     =======         =======


 SUMMARY OF NET ASSETS BY INDUSTRY
 DECEMBER 31, 2011

                                                 Market        % of
                                                 Value      Net Assets
----------------------------------------------------------------------
COMMON STOCKS
----------------------------------------------------------------------
  Aerospace & Defense.......................  $ 1,556,817       2.04%
  Beverages.................................    2,782,305       3.65%
  Capital Markets...........................    2,118,540       2.78%
  Chemicals.................................    1,098,720       1.44%
  Commercial Banks..........................    3,358,660       4.41%
  Computers & Peripherals...................    6,521,550       8.56%
  IT Services...............................    3,015,632       3.96%
  Communications Equipment..................    4,986,064       6.55%
  Electrical Equipment......................    1,556,106       2.04%
  Road & Rail...............................    1,726,822       2.27%
  Food & Staples Retailing..................    3,171,520       4.16%
  Hotels, Restaurants & Leisure.............    2,628,646       3.45%
  Household Products........................    1,524,435       2.00%
  Industrial Conglomerate...................    1,636,992       2.15%
  Insurance.................................    1,678,600       2.20%
  Internet & Catalog Retail.................    1,644,450       2.16%
  Internet Software & Services..............    3,255,336       4.27%
  Machinery.................................    1,690,098       2.22%
  Media.....................................    2,020,313       2.65%
  Energy Equipment & Services...............    4,677,010       6.14%
  Oil, Gas & Consumable Fuels...............    6,272,592       8.23%
  Packaged Foods............................    1,887,117       2.48%
  Pharmaceuticals...........................    9,892,705      12.99%
  Software..................................    2,064,825       2.71%
  Textiles & Apparel........................    4,215,489       5.53%
                                              -----------     -------
  TOTAL COMMON STOCKS.......................  $76,981,344     101.04%
  TOTAL CASH EQUIVALENTS....................    3,056,557       4.01%
                                              -----------     -------
  TOTAL INVESTMENT PORTFOLIO................   80,037,901     105.05%
  NET OTHER ASSETS AND LIABILITIES..........   (3,847,216)     -5.05%
                                              -----------     -------
  TOTAL NET ASSETS..........................  $76,190,685     100.00%
                                              ===========     =======


 SCHEDULE OF INVESTMENTS DECEMBER 31, 2011

                                           Number        Market   Percent
COMMON STOCK SECTOR                            of         Value    of Net
Name of Issuer                             Shares      (Note B)    Assets
-------------------------------------------------------------------------
CONSUMER DISCRETIONARY
-------------------------------------------------------------------------
     Amazon.com, Inc...................     9,500   $ 1,644,450
     Coach, Inc. ......................    15,000       915,600
     McDonald's Corp. .................    26,200     2,628,646
     Nike, Inc. .......................    23,700     2,283,969
     VF Corp. .........................     8,000     1,015,920
     Walt Disney Co. ..................    53,875     2,020,313
                                                    -----------
                                                     10,508,898    13.79%
CONSUMER STAPLES
-------------------------------------------------------------------------
     Colgate-Palmolive Co. ............    16,500     1,524,435
     CVS Caremark Corp. ...............    44,500     1,814,710
     Diageo PLC, ADR...................    17,000     1,486,140
     Green Mountain Coffee Roasters,
       Inc.#...........................    28,900     1,296,165
     Nestle SA, ADR....................    32,700     1,887,117
     Whole Foods Market, Inc. .........    19,500     1,356,810
                                                    -----------
                                                      9,365,377    12.29%
ENERGY
-------------------------------------------------------------------------
     Chevron Corp. ....................    18,500     1,968,400
     Exxon Mobil Corp. ................    28,782     2,439,562
     National Oilwell Varco, Inc.#.....    28,300     1,924,117
     Occidental Petroleum Corp. .......    19,900     1,864,630
     Schlumberger Ltd. ................    40,300     2,752,893
                                                    -----------
                                                     10,949,602    14.37%
FINANCIALS
-------------------------------------------------------------------------
     Berkshire Hathaway Inc., Class B..    22,000     1,678,600
     T. Rowe Price Group, Inc.#........    37,200     2,118,540
     U.S. Bancorp......................    39,600     1,071,180
     Wells Fargo & Co. ................    83,000     2,287,480
                                                    -----------
                                                      7,155,800     9.39%
HEALTH CARE
-------------------------------------------------------------------------
     Abbot Laboratories................    20,600     1,158,338
     Allergan, Inc. ...................    25,800     2,263,692
     Johnson & Johnson.................    18,000     1,180,440
     Novartis AG, ADR..................    33,500     1,915,195
     Perrigo Co.#......................    10,000       973,000
     Pfizer, Inc. .....................   111,000     2,402,040
                                                    -----------
                                                      9,892,705    12.99%
INDUSTRIALS
-------------------------------------------------------------------------
     Danaher Corp. ....................    34,800     1,636,992
     Deere & Co. ......................    21,850     1,690,098
     Emerson Electric Co. .............    33,400     1,556,106
     Union Pacific Corp. ..............    16,300     1,726,822
     United Technologies Corp. ........    21,300     1,556,817
                                                    -----------
                                                      8,166,835    10.72%

                                           Number        Market   Percent
COMMON STOCK SECTOR--continued                 of         Value    of Net
Name of Issuer                             Shares      (Note B)    Assets
-------------------------------------------------------------------------
INFORMATION TECHNOLOGY
-------------------------------------------------------------------------
     Apple, Inc.+......................    11,050   $ 4,475,250
     EMC Corp.+........................    95,000     2,046,300
     Google, Inc., Class A+............     5,040     3,255,336
     International Business Machines
       Corp. ..........................    16,400     3,015,632
     Oracle Corp. .....................    80,500     2,064,825
     Qualcomm, Inc. ...................    45,700     2,499,790
                                                    -----------
                                                     17,357,133    22.78%
MATERIALS
-------------------------------------------------------------------------
     E.I. DuPont de Nemours & Co. .....    24,000     1,098,720
                                                    -----------
                                                      1,098,720     1.44%
TELECOMMUNICATION SERVICES
-------------------------------------------------------------------------
     American Tower Corp., Class A.....    41,431     2,486,274
                                                    -----------
                                                      2,486,274     3.27%
     TOTAL COMMON STOCKS (COST-
       $62,033,348)....................             $76,981,344   101.04%
                                                    -----------
CASH EQUIVALENTS
-------------------------------------------------------------------------
     State Street Bank & Trust
       Navigator Prime*................               3,056,557
                                                    -----------
     TOTAL CASH EQUIVALENTS (COST-
       $3,056,557).....................             $ 3,056,557     4.01%

     TOTAL INVESTMENT PORTFOLIO (COST-
       $65,089,905)....................              80,037,901   105.05%
                                                    -----------
     NET OTHER ASSETS AND LIABILITIES..              (3,847,216)   -5.05%

     TOTAL NET ASSETS..................             $76,190,685   100.00%
                                                    ===========




+     Non-income producing security

#     All or a portion of this security is currently out on loan (See Note K)

*    Security held as collateral for securities on loan

      The accompanying notes are an integral part of the financial statements.

 STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2011
--------------------------------------------------------------------------------

ASSETS
----------------------------------------------------------------
     Investments--at market value (including
       securities loaned of $2,956,948) (cost
       $65,089,905)..............................    $80,037,901
     Dividends receivable........................        124,278
     Receivable from advisor.....................          3,416
     Receivable for shares sold..................          1,500
     Other receivables...........................             90
                                                     -----------
                    TOTAL ASSETS.................     80,167,185
LIABILITIES
----------------------------------------------------------------
     Collateral on securities loaned, at value...      3,056,557
     Short-term borrowing........................        744,000
     Accrued audit expense.......................         85,722
     Accrued investment advisory fee.............         41,079
     Accrued other expenses......................         34,803
     Payable for shares repurchased..............         14,339
                                                     -----------
                    TOTAL LIABILITIES............      3,976,500
     NET ASSETS..................................    $76,190,685
                                                     ===========
     NET ASSETS CONSIST OF:
     Capital paid-in.............................    $61,567,458
     Undistributed net investment income.........        117,876
     Accumulated net realized gain (loss)........       (442,644)
     Net unrealized appreciation (depreciation)
       of investments............................     14,947,995
                                                     -----------
     NET ASSETS..................................    $76,190,685
                                                     ===========
     NET ASSET VALUE, offering price and
       redemption price per share
       ($76,190,685/4,698,203 shares)............         $16.22
                                                          ======




    The accompanying notes are an integral part of the financial statements.

 STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2011
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividend Income...........................       $1,307,658
     Security Lending Income...................            8,928
     Interest Income...........................               52
     Other Income..............................              828
                                                     -----------
          TOTAL INCOME.........................        1,317,466
                                                     ===========
EXPENSES
----------------------------------------------------------------
     Investment advisory fee...................         $527,019
     Administrative expenses and salaries (see
     note E)...................................          230,476
     Legal fees................................          109,075
     Audit fees................................           82,125
     Insurance.................................           41,975
     Printing, postage, and stationery.........           39,525
     Registration and filing fees..............           36,500
     Trustee fees..............................           30,000
     Computer and related expenses.............           27,854
     Custodian fees............................           24,505
     Transfer Agent (see note E)...............           15,180
     Commitment fee............................           12,226
     Telephone expense.........................           10,285
     Interest fee..............................            2,340
     Retirement................................            1,380
     Miscellaneous fees........................            9,125
                                                     -----------
          TOTAL EXPENSES.......................       $1,199,590
                                                     -----------
     NET INVESTMENT INCOME.....................         $117,876
                                                     -----------
     REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS:
     Net realized gain (loss) from investment
     transactions..............................       $4,842,748
     Change in unrealized appreciation
     (depreciation) of investments.............      (11,762,650)
                                                     -----------
     Net gain (loss) on investments............       (6,919,902)
                                                     -----------
     NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS.................      $(6,802,026)
                                                     ===========




    The accompanying notes are an integral part of the financial statements.

 STATEMENT OF CHANGES IN NET ASSETS


                                             Year Ended     Year Ended
                                            December 31,   December 31,
                                                2011           2010
-----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)...........       $117,876        $29,402
  Net realized gain (loss) from
     investment transactions.............      4,842,748      2,488,231
  Change in unrealized appreciation
     (depreciation) of investments.......    (11,762,650)    10,777,800
                                             -----------    -----------
       NET INCREASE (DECREASE) IN NET
       ASSETS
       RESULTING FROM OPERATIONS.........     (6,802,026)    13,295,433
                                             -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income.............             --       (164,278)
                                             -----------    -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS....             --       (164,278)
FROM NET FUND SHARE TRANSACTIONS.........    (10,271,070)   (12,231,152)
                                             -----------    -----------
  TOTAL INCREASE (DECREASE) IN NET
     ASSETS..............................    (17,073,096)       900,003
NET ASSETS:
  Beginning of Period....................     93,263,781     92,363,778
                                             -----------    -----------
  End of Period..........................    $76,190,685    $93,263,781
                                             ===========    ===========
UNDISTRIBUTED NET INVESTMENT INCOME......       $117,876             --



    The accompanying notes are an integral part of the financial statements.

 FINANCIAL HIGHLIGHTS


                                                  Year Ended December 31,
                                   2011        2010        2009        2008        2007
PER SHARE DATA +                 -------     -------     -------     -------     --------
NET ASSET VALUE:
  BEGINNING OF PERIOD.........    $17.60      $15.15      $11.74      $20.19       $20.10
                                 -------     -------     -------     -------     --------

INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income (loss)..      0.02        0.01        0.02        0.05         0.02
Net realized and unrealized
  gain (loss) on investment...     (1.40)       2.47        3.39       (8.45)        2.71
                                 -------     -------     -------     -------     --------
Total from investment
  operations..................     (1.38)       2.48        3.41       (8.40)        2.73
                                 -------     -------     -------     -------     --------

LESS DISTRIBUTIONS:
  Net investment income.......      0.00       (0.03)       0.00       (0.05)       (0.04)
  Capital Gain................      0.00        0.00        0.00        0.00        (2.60)
                                 -------     -------     -------     -------     --------
TOTAL DISTRIBUTIONS...........      0.00       (0.03)       0.00       (0.05)       (2.64)

NET ASSET VALUE:
  END OF PERIOD...............    $16.22      $17.60      $15.15      $11.74       $20.19
                                 =======     =======     =======     =======     ========
TOTAL RETURN..................     -7.84%      16.38%      29.05%     -41.61%       13.90%

RATIOS & SUPPLEMENTAL DATA

Net assets end of period (in
  thousands)..................   $76,191     $93,264     $92,364     $78,453     $145,440
Ratio of operating expenses to
  average net assets (includes
  interest expense)...........      1.40%       1.39%       1.60%       1.27%        1.10%
Ratio of interest expense to
  average net assets..........      0.00%*      0.01%       0.00%*      0.00%*       0.01%
Ratio of net investment income
  to average net assets.......      0.14%       0.03%       0.16%       0.29%        0.11%
Portfolio turnover rate.......        49%         15%         36%         45%          40%


+  Average share method used to calculate per share data

*  Amount is less than .01%

 NOTES TO FINANCIAL STATEMENTS

NOTE A-ORGANIZATION

     Northeast Investors Growth Fund (the "Fund") is a diversified, no-load, open-end, series-type management investment company registered under the Investment Company Act of 1940, as amended. The Fund presently consists of one portfolio and is organized as a Massachusetts business trust.

     The Fund's objective is to produce long term growth for its shareholders.

NOTE B-FUND ADMINISTRATION, ACCOUNTING, TRANSFER AGENCY AND SHAREHOLDER
       SERVICING

     Prior to August 29, 2011 the Fund acted as its own fund administrator, accountant, transfer agent and shareholder servicing agent. Effective August 29, 2011 the Fund appointed ALPS Fund Services, Inc. ("ALPS") as its fund accountant, transfer agent and shareholder servicing agent. ALPS carries out all functions related to the maintenance of shareholder accounts, acquisition and redemption of shares and mailings to shareholders. ALPS also determines the Fund's Net Asset Value. Effective September 1, 2011, the Fund appointed Northeast Management and Research Co., Inc. ("NMR") as its fund administrator.

NOTE C-SIGNIFICANT ACCOUNTING POLICIES

     Significant accounting policies of the Fund are as follows:

     VALUATION OF INVESTMENTS: Investments in securities traded on national securities exchanges are valued based upon closing prices on the exchanges. Securities traded in the over-the-counter market and listed securities with no sales on the date of valuation are valued at closing bid prices. Repurchase agreements are valued at cost with earned interest included in interest receivable. Other short-term investments, when held by the Fund, are valued at cost plus earned discount or interest which approximates market value.

     Securities and other assets for which market quotations are not readily available (including restricted securities, if any) are valued at their fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees. Methodologies and factors used to fair value securities may include, but are not limited to, information of any recent sales, the analysis of the company's financial statements, quotations or evaluated prices from broker-dealers and/or pricing services and information obtained from analysts. The Fund may use fair value pricing for foreign securities if a material event occurs that may effect the price of a security after the close of the foreign market or exchange (or on days the foreign market is closed) but before the Fund prices it's portfolio, generally at 4:00 p.m. ET. Fair value pricing may also be used for securities acquired as a result of corporate restructurings or reorganizations as reliable market quotations for such issues may not be readily available. At December 31, 2011 there were no securities priced at fair value as determined in good faith.

     SECURITY TRANSACTIONS: Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

     FEDERAL INCOME TAXES: No provision for federal income taxes is necessary since the Fund has elected to qualify under subchapter M of the Internal Revenue Code and its policy is to distribute all of its taxable income, including net realized capital gains, within the prescribed time periods.

     The Fund has reviewed the tax positions for the open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     STATE INCOME TAXES: Because the Fund has been organized by an Agreement and Declaration of Trust executed under the laws of the Commonwealth of Massachusetts, it is not subject to state income or excise taxes.

     DISTRIBUTIONS AND INCOME: Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryovers and losses deferred due to wash sales. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in-capital. The Fund's distributions and dividend income are recorded on the ex-dividend date. Interest income, which consists of interest from repurchase agreements, is accrued as earned.

     NET ASSET VALUE: In determining the net asset value per share, rounding adjustments are made for fractions of a cent to the next higher cent.

     USE OF ESTIMATES: The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE D-INVESTMENT ADVISORY AND SERVICE CONTRACT

     The Fund has its investment advisory and service contract with Northeast Management & Research Company, Inc. (the "Advisor"). Under the contract, the Fund pays the Advisor an annual fee at a maximum rate of 1% of the first $10,000,000 of the Fund's average daily net assets, 3/4 of 1% of the next $20,000,000 and 1/2 of 1% of the average daily net assets in excess of $30,000,000, in monthly installments on the basis of the average daily net assets during the month preceding payment.

     Under the Fund's Investment Advisory Agreement (the "Agreement"), personnel of the Advisor provide the Fund with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Fund's organization. The Advisor also provides the Fund with necessary office space and portfolio accounting and bookkeeping services. The salaries of all officers of the Fund or of the Advisor performing services relating to research, statistical and investment activities are paid by the Advisor. Messrs. John C. Emery, Michael Baldwin, and F. Washington Jarvis, the Fund's disinterested Trustees, are not officers or directors of the Advisor. The compensation of all disinterested Trustees of the Fund is borne by the Fund.

NOTE E-EXPENSES

     Prior to August 29, 2011 the Fund paid expenses for salaries and benefits of employees responsible for transfer agency, shareholder servicing, and fund administration. Pursuant to agreements effective August 29, 2011 and September 1, 2011, the Fund pays ALPS and NMR, respectively, for these services. Payments to ALPS for transfer agency and shareholder servicing appear under Transfer Agent. Payments to NMR for fund administration are included in administrative expenses and salaries. NMR is responsible for the payments to ALPS for fund accounting services. The Fund continues to bear other expenses including - but not limited to - taxes and other government charges, interest on borrowed money, legal fees, auditing fees, registration and filing fees, insurance premiums, fees and expenses of the custodian, compensation of the Fund's disinterested trustees and the costs of reports to shareholders.

NOTE F-PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of investments, other than short-term securities, aggregated $42,460,846 and $51,730,002, respectively, for the year ended December 31, 2011.

NOTE G-SHARES OF BENEFICIAL INTEREST

     At December 31, 2011, there was an unlimited number of shares of beneficial interest authorized with no par value. Transactions in shares of beneficial interest were as follows:

                                 DECEMBER 31, 2011         DECEMBER 31, 2010
                              -----------------------   -----------------------
                               SHARES       AMOUNT       SHARES       AMOUNT
Shares sold.................   121,028   $  2,042,710     94,619   $  1,505,210
Shares issued to
  shareholders in
  reinvestment of
  distributions from net
  investment income and
  realized gains from
  security transactions.....         0              0      8,317        144,718
                              --------   ------------   --------   ------------
                               121,028   $  2,042,710    102,936   $  1,649,928
Shares repurchased..........  (722,022)  $(12,313,780)  (901,174)  $(13,881,080)
                              --------   ------------   --------   ------------
Net Increase (Decrease).....  (600,994)  $(10,271,070)  (798,238)  $(12,231,152)
                              ========   ============   ========   ============



NOTE H-REPURCHASE AGREEMENT

     On a daily basis, the Fund invests any cash balances into repurchase agreements hypothecated by U.S. Government obligations. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions of the agreement ensure that the market value of the collateral is sufficient in the event of default. However, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings. At December 31, 2011 the Fund was not invested in a repurchase agreement.

NOTE I-COMMITTED LINE OF CREDIT

     Short-term bank borrowings, which do not require maintenance of compensating balances, are generally on a demand basis and are at rates equal to adjusted money market interest rates in effect during the period in which such loans are outstanding. At December 31, 2011, the Fund had an unused line of credit amounting to $9,256,000. In addition the Fund pays a commitment fee of 0.125% per annum, payable at the end of each quarter based on the unused portion of the line of credit. The committed line of credit may be terminated at the bank's option at the annual renewal date.

     The following information relates to aggregate short-term borrowings during the year ended December 31, 2011:

Average amount outstanding (total of daily
outstanding principal balances
divided by number of days with debt outstanding
during the period)..................................  $350,984
Weighted average interest rate......................      1.43%

NOTE J-ADDITIONAL TAX INFORMATION

     Dividends paid during the fiscal years ended December 31, 2010 and December 31, 2011 were $164,278 and $0 respectively, and such dividends were classified for tax purposes as ordinary income.

     As of December 31, 2011 the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed net investment income..........  $   117,876
Timing Differences...........................     (442,644)
Unrealized gains (losses) -- net.............   14,947,995
                                               -----------
          Total accumulated earnings
            (losses) -- net..................  $14,623,227


     During the year, the capital loss carryforward utilized was $4,274,091

     At December 31, 2011 the Fund's post October loss deferral was $(442,644)

     At December 31, 2011 the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes was as follows:

                                                   2011
                                               -----------
Tax cost.....................................  $65,089,905
Gross unrealized gain........................   17,123,360
Gross unrealized loss........................   (2,175,365)
                                               -----------
          Net unrealized security gain
            (loss)...........................  $14,947,995


     On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

     The Fund has reviewed the tax positions for each of the three open tax years as of December 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

NOTE K-SECURITIES LENDING

     The Fund may seek additional income by lending portfolio securities to qualified institutions. The Fund will receive cash as collateral in an amount equal to at least 102% of the current market value of any loaned securities plus accrued interest. By reinvesting any cash collateral it receives in these transactions, the Fund could realize additional gains and losses. If the borrower fails to return the securities and the value of the collateral has declined during the term of the loan, the Fund will bear the loss. At December 31, 2011, the value of securities loaned and the value of collateral was $2,956,948 and $3,056,557, respectively. During the year ended December 31, 2011, income from securities lending amounted to $8,928.

NOTE L-FAIR VALUE MEASUREMENTS

     Accounting Standards Codification ASC 820, "Fair Value Measurements and Disclosures" (ASC 820) established a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The various inputs that may be used to determine the value of the Fund's investments are summarized in the following fair value hierarchy:

     Level 1 - Unadjusted quoted prices in active markets for identical securities.

     Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - Significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments).

     The following table summarized the Fund's investment as of December 31, 2011, based on the inputs used to value them.

                             LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                           -----------   -------   -------   -----------
Common Stock.............  $76,981,344        --        --   $76,981,344
Cash Equivalents.........  $ 3,056,557        --        --   $ 3,056,557
Repurchase Agreement.....           --        --        --            --
                           -----------        --        --   -----------
                           $80,037,901        --        --   $80,037,901

 REPORT OF INDEPENDENT REGISTERED PUBLIC
 ACCOUNTING FIRM


To the Trustees and Shareholders of
Northeast Investors Growth Fund:

We have audited the accompanying statement of assets and liabilities of Northeast Investors Growth Fund (the Fund), including the schedule of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Northeast Investors Growth Fund at December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                                            LOGO

Boston, Massachusetts
February 27, 2012

 TRUSTEES AND OFFICERS

TRUSTEES & OFFICERS

     The Trustees of the Fund are William A. Oates Jr., John C. Emery, Michael Baldwin, and F. Washington Jarvis. Under Massachusetts law, the Trustees are generally responsible for overseeing the operation and management of the Fund. The table below provides certain information about the Fund's Trustees and Officers. The mailing address for the Trustees and Officers of the Fund is 100 High Street, Suite 1000, Boston, MA 02110-2301.


                                                             PRINCIPAL
                                                           OCCUPATION(S)
                                                      AND OTHER DIRECTORSHIPS
                                                          DURING THE PAST
NAME/AGE/SERVICE *                POSITION                  FIVE YEARS
------------------                --------            -----------------------
                    INTERESTED TRUSTEES AND FUND OFFICERS
William A. Oates, Jr. **  Trustee and President      Trustee and President of
Age: 69                                              Northeast Investors
Years of Service: 31                                 Growth Fund; President
                                                     and Director of
                                                     Northeast Investment
                                                     Management, Inc.;
                                                     President and Director
                                                     of Northeast Management
                                                     & Research Co., Inc.;
Robert B. Minturn         Clerk; Vice President;     Officer of Northeast
Age: 72                   Chief Legal Officer        Investors Trust,
Years of Service: 31                                 Northeast Investors
                                                     Growth Fund (Trustee
                                                     until Nov. 2008) and
                                                     Northeast Investment
                                                     Management, Inc.
Robert M. Kane            Chief Compliance Officer   Fund Accountant of
Age: 36                   ***                        Northeast Investors
Years of Service: 11                                 Growth Fund

John F. Francini, Jr      Chief Financial Officer    Officer of Northeast
Age: 43                   ***; Portfolio Manager     Investors Growth Fund;
Years of Service: 4                                  Officer of Northeast
                                                     Investment Management,
                                                     Inc.
Nancy M. Mulligan         Portfolio Manager          Officer of Northeast
Age: 44                                              Investors Growth Fund;
Years of Service: 4                                  Officer of Northeast
                                                     Investment Management,
                                                     Inc.

                             INDEPENDENT TRUSTEES
John C. Emery             Trustee                    Of Counsel, Law Firm of
Age: 81                                              Sullivan & Worcester
Years of Service: 31                                 LLP; President of Boston
                                                     Investment Company
Michael Baldwin           Trustee                    Partner, Baldwin
Age: 71                                              Brothers, Registered
Years of Service: 12                                 Investment Advisor

F. Washington Jarvis      Trustee                    Headmaster Emeritus at
Age: 72                                              Roxbury Latin School;
Years of Service: 8                                  Director, ELM Program,
                                                     Yale Divinity School


--------

     * The Trustees serve until their resignation or the appointment of a successor and the officers serve at the pleasure of the Trustees.
    ** Mr. Oates is an interested Trustee because of his affiliation with the
       Fund's investment adviser.
   *** Effective September 1, 2011

Trustees
--------------------------------------------------------------------------------
William A. Oates, Jr.
John C. Emery

Michael Baldwin
F. Washington Jarvis

Officers
--------------------------------------------------------------------------------
William A. Oates, Jr., President
Robert B. Minturn, Vice President, Clerk & Chief Legal Officer
Robert M. Kane, Chief Compliance Officer
John F. Francini, Vice President & Chief Financial Officer
Nancy M. Mulligan, Vice President

Investment Advisor
--------------------------------------------------------------------------------
Northeast Management & Research Company, Inc.
     100 High Street
     Boston, Massachusetts 02110

Custodian
--------------------------------------------------------------------------------
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02111

Legal Counsel
--------------------------------------------------------------------------------
Wilmer Cutler Pickering Hale
  and Dorr LLP
     60 State Street
     Boston, Massachusetts 02109

Transfer Agent
--------------------------------------------------------------------------------
ALPS Fund Services, Inc.
     1290 Broadway Suite 1100
     Denver, Co 80203

Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------
Ernst & Young LLP
     200 Clarendon Street
     Boston, Massachusetts 02116-5072

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Past performance is not predictive of future results. You may lose money by investing in the Fund. The information in this letter should not be construed as a recommendation to purchase or sell a particular security, and there is no assurance the securities described remain part of the Fund's portfolio today.

For a free copy of the Fund's proxy voting guidelines and proxy voting record visit www.northeastinvest.com/growthfund/proxypolicy.shtml, call 855-755-NEIG
(6344) or visit the Securities and Exchange Commission (SEC)'s website at www.sec.gov.

Shares of the Fund are sold to investors at net asset value by

                         NORTHEAST INVESTORS GROWTH FUND
                                 100 High Street
                           Boston, Massachusetts 02110
                               855-755-NEIG (6344)
                             www.northeastinvest.com



Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as Exhibit to registrant's Report on this Form N-CSR for its fiscal year ended December 31, 2011. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.

Item 3. Audit Committee Financial Expert.

The registrant does not have an Audit Committee Financial Expert. Although the members of the registrant's Audit Committee have a variety of business and investment experience, none of them has been determined to meet the technical qualifications required in order to meet the definition of an Audit Committee Financial Expert under this Item. The registrant's trustee who is considered to be an "interested person" as defined in Section 2(a)(19) under the Investment Company of 1940, as amended, does possess such qualifications, but it has been determined that the Audit Committee should consist entirely of independent trustees. The Audit Committee, under its charter, has the ability to retain independent advisers if it deems it necessary or appropriate without the need to seek approval from the management of the Fund.

Item 4. Principal Accountant Fees and Services.

         (a) Audit Fees. The aggregate fees billed for the registrant's fiscal years ended December 31, 2011 and December 31, 2010 for professional services rendered by the registrant's principal accountant for audit of its annual financial statements or services that are normally provided by such accountant in connection with statutory and regulatory filings were $75,000, and $52,410 respectively.

         (b) Audit-Related Fees The aggregate fees billed for the registrant's fiscal year ended December 31, 2011 and December 31, 2010 for assurance and related services by the registrant's principal accountant reasonably related to the performance of audit of the registrant's financial statements and not reported under Paragraph (a) of this Item were $21,800 and $21,270 respectively. Such services consisted of a report of the Fund's transfer agent internal controls pursuant to rule 17AD-13, semi-annual report review and a report on the Fund's anti-money laundering controls and policies.

         (c) Tax Fees. The aggregate fees billed in the registrant's fiscal years ended December 31, 2011 and December 31, 2010 for professional services rendered by the registrant's principal accountant for tax matters were $8,800 and $8,760 respectively. Such services consisted of the preparation of the registrant's federal income and excise tax returns.

         (d) Other Fees. During the fiscal years ended December 31, 2011 and 2010 the aggregate fees billed for other services rendered by the registrant's principal accountant were $0.

         (e) It is the registrant's policy that all audit and non-audit services provided by the registrant's principal accountant be approved in advance by the Audit Committee, and all of the services described in Paragraphs
(a) - (d) of this item were so approved.

         (f) The registrant has been advised by its independent accountants that less than 50% of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for its fiscal year ended December 31, 2011 were attributed to work by persons other than the principal accountants' full-time, permanent employees.

         (g) No non-audit services were provided by the registrant's principal accountant to the registrant's investment adviser. There is no entity affiliated with registrant's investment adviser that provides ongoing services to the registrant.

         (h)      Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Schedule of Investments

Included as part of Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Manager of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Company and Affiliated Purchasers

Not applicable to the registrant.


Item 10. Submission of Matters to a Vote of Security Holders.

No material changes have been made with respect to procedures by which shareholders may recommend nominees for trustee during the covered period.

Item 11. Controls and Procedures.

(a) The registrant's principal executive and financial officers, after evaluating the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended), have concluded that, based on such evaluation, the registrant's disclosure controls and procedures were effective as of a date within 90 days of the filing of this report.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) 99.CODE ETH A copy of the Code of Ethics For Principle Executive and Senior Financial Officers

(b) 99.CERT Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to
         Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(c) 99.906 CERT A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Growth Fund

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 6, 2012


By (Signature and Title)
                                    John F. Francini
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 6, 2012


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
                                    William A. Oates, Jr.
                                    President
                                    (principal executive officer)

Date: March 6, 2012


By (Signature and Title)
                                    John F. Francini
                                    Chief Financial Officer
                                    (principal financial officer)

Date: March 6, 2012